LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Future Minimum Fixed Lease Obligations Under Operating Leases	The aggregate future minimum fixed lease obligations under operating leases for the Company as of December 31, 2021, are as follows:

2022	$8,517
2023	6,320
2024	4,766
2025	2,995
2026	2,813
Thereafter	8,546